MARKETABLE SECURITIES (Schedule of Contractual Maturities of Debt Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contractual maturities of debt securities
2017	$ 19,594
2018	10,458
2019	9,084
2020 and thereafter	13,610
Total	$ 52,746	$ 37,369